Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	$ 156,447	$ 70,615
Net prior service cost	(2,201)	(2,684)
Pretax AOCI	154,246	67,931
Less deferred taxes	42,521	18,974
Post tax AOCI	111,725	48,957
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	3,002	1,557
Net prior service cost	8	9
Pretax AOCI	3,010	1,566
Less deferred taxes	1,162	605
Post tax AOCI	$ 1,848	$ 961